Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Revenue [abstract]
Current	€ 57,998	€ 46,600
Non-current	62,201	85,475
Total	€ 120,199	€ 132,075